Investment Properties - Summary of Changes in Investment Properties (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	₱ 1,015	₱ 929
Net gains (losses)from fair value adjustments charged to profit or loss	30	97
Transfers from (to) property and equipment	367
Disposals during the year	(97)	(11)
Balances at end of the year	1,315	1,015
Land [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	858	771
Net gains (losses)from fair value adjustments charged to profit or loss	58	96
Transfers from (to) property and equipment	363	2
Disposals during the year	(95)	(11)
Balances at end of the year	1,184	858
Land Improvements [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	2	3
Net gains (losses)from fair value adjustments charged to profit or loss	8	(1)
Transfers from (to) property and equipment	2
Balances at end of the year	12	2
Building [Member]
Disclosure Of Investment Property [Line Items]
Balances at beginning of the year	155	155
Net gains (losses)from fair value adjustments charged to profit or loss	(36)	2
Transfers from (to) property and equipment	2	(2)
Disposals during the year	(2)
Balances at end of the year	₱ 119	₱ 155